[As filed copy]

(Translation)

SEMI-ANNUAL REPORT

(The Ninth Term)
From:  October 1, 2002
To:  March 31, 2003

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

SEMI-ANNUAL REPORT

(The Ninth Term)
From:  October 1, 2002
To:  March 31, 2003

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

SEMI-ANNUAL REPORT
(The Ninth Term)
From:  October 1, 2002
To:  March 31, 2003

To: Director-General of Kanto Local Finance Bureau

                                                 Filing Date: June 30, 2003

Name of the Registrant Fund:                PUTNAM U.S. GOVERNMENT INCOME
                                            TRUST

Name and Official Title of Representative   Charles E. Porter
of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Attorney-in-fact:         Akihiro Wani
                                            Attorney-at-Law
                                            Signature [Akihiro Wani]
                                            ------------------------
                                                    (Seal)

Address of Location of Attorney-in-fact:    Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                    Akihiro Wani
                                            Attorney-at-Law

Place of Liaison Contact:                   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052

Phone Number:                               03-3224-0020

Places where a copy of this Semi-annual Report is available for Public
Inspection

Not applicable.

(Total number of pages of this Semi-annual Report is 10 including the front page)

CONTENTS
                                                       This
                                                      English          Japanese
                                                    Translation        Original

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio             1                 1

(2) Results of Past Operations                          2                 1

a. Record of Changes in Net Assets                      2                 1

b. Record of Distributions Paid                         2                 1

c. Record of Rate of Return                             3                 2

(3) Record of Sales and Repurchases                     3                 2

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND         4                 3

III. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital                                   5                21

(2) Summary of Business Lines and Business Operation    5                21

(3) Miscellaneous                                       6                21

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
    INVESTMENT MANAGEMENT COMPANY                       7                22

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

("Putnam U.S. Government Income Trust") ("Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and
geographic Regions:
----------------------------------------------------------------------------
                                                 (As of the end of May 2003)
----------------------------------------------------------------------------
                                 Name of                   Investment Ratio
Types of Assets                  Country       Total USD         (%)
----------------------------------------------------------------------------
U.S. Government Agency
Mortgages                     United States  2,630,114,510      84.20
----------------------------------------------------------------------------
Collateral Mortgage
Obligations                   United States    339,470,689      10.87
----------------------------------------------------------------------------
U.S. Treasury Obligations     United States     32,706,577       1.05
----------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction of
liabilities)                                   121,225,981       3.88
----------------------------------------------------------------------------
Total                                        3,123,517,757     100.00
(Net Asset Value)                    JPY 369,512 million
----------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("USD" or "$") into Japanese Yen is JPY118.30 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the May 30, 2003 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of May 2003 is as follows:

----------------------------------------------------------------------------
                       Total Net Asset Value       Net Asset Value per Share
----------------------------------------------------------------------------
                   USD (thousands)   Yen (millions)   USD               Yen
----------------------------------------------------------------------------
2002 End of June       130,744          15,467       13.04             1,543
            July       144,031          17,039       13.12             1,552
            August     157,212          18,598       13.16             1,557
            September  171,974          20,345       13.20             1,562
            October    169,778          20,085       13.18             1,559
            November   164,790          19,495       13.15             1,556
            December   161,661          19,124       13.22             1,564
----------------------------------------------------------------------------
2003 End of January    149,467          17,682       13.21             1,563
            February   143,554          16,982       13.23             1,565
            March      119,439          14,130       13.20             1,562
            April      107,053          12,664       13.18             1,559
            May         97,189          11,497       13.14             1,554
----------------------------------------------------------------------------

Note:  Operations of Class M Shares were commenced on February 6, 1995.

b. Record of Distributions Paid (Class M Shares)

----------------------------------------------------------------------------
             Fiscal Year                   Amount paid per Share
----------------------------------------------------------------------------
         (6/1/02- 5/31/03)                  USD 0.448 (JPY53)
----------------------------------------------------------------------------

Note: Record of distribution paid during the period from January 2002 through May 2003 is as follows:


-----------------------------------------------------------------------------------------
              Ex-dividend    Dividend    NAV per    Ex-dividend    Dividend    NAV per
Year             Date           ($)      Share ($)     Date          ($)       Share ($)
-----------------------------------------------------------------------------------------
2002            Jan. 10        0.057       12.89      Jul. 10       0.051        13.07
                Feb. 11        0.057       12.97      Aug. 12       0.051        13.13
                Mar. 11        0.057       12.81      Sep. 10       0.052        13.13
                Apr. 10        0.057       12.86      Oct. 10       0.037        13.17
                May 10         0.051       12.95      Nov. 11       0.037        13.16
                Jun. 10        0.051       12.95      Dec. 10       0.037        13.15
-----------------------------------------------------------------------------------------
2003            Jan. 10        0.030       13.18      Jul.
                Feb. 10        0.030       13.17      Aug.
                Mar. 10        0.024       13.20      Sep.
                Apr. 10        0.024       13.14      Oct.
                May 12         0.024       13.13      Nov.
                Jun.                                  Dec.
-----------------------------------------------------------------------------------------


c. Record of Rate of Return (Class M Shares)

             Fiscal Year                   Rate or Return (%)
----------------------------------------------------------------------------
          (6/1/02- 5/31/03)                      4.50
----------------------------------------------------------------------------

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

                                                             Cumulative increase
Overall yield on investment (%)= 100 _   NAV at term end _   ratio by distribution - 1
                                         ------------------------------------------
                                                NAV at beginning of term


NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:
The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

(3) Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2003 are as follows: (6/1/02-5/31/03)

----------------------------------------------------------------------------
                            Number of Shares          Number of Outstanding
Number of Shares Sold         Repurchased                    Shares
----------------------------------------------------------------------------
     7,250,527                 9,639,298                   7,398,582
    (4,836,800)               (7,737,280)                 (5,259,900)
----------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III.  OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital (as of May 31, 2003)

1. Amount of Capital:

   $152,700,688

2. Number of authorized shares of capital stock:

   Not applicable.

3. Number of outstanding shares of capital stock:

   Not applicable.

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                              Amount of Capital
    Year               (Total Stockholders' Equity)

End of 1998                   $171,339,261
End of 1999                   $198,676,287
End of 2000                   $209,635,521
End of 2001                   $170,497,323
End of 2002                   $138,739,094

(2) Summary of Business Lines and Business Operation

The end of May 2003, Investment Management Company managed, advised, and; or administered the following 104 funds and fund portfolios (having an aggregate net asset value of nearly $170 billion).

----------------------------------------------------------------------------
                                                (As of the end of May 2003)
----------------------------------------------------------------------------
Name of                                  Number of      Total Net Asset
Country     Principal Characteristics    the Funds      Value ($million)
----------------------------------------------------------------------------
U.S.A.      Open-end equity fund            41             $79,797.76
----------------------------------------------------------------------------
U.S.A       Open-end balanced fund          16             $42,182.69
----------------------------------------------------------------------------
U.S.A       Open-end bond fund              33             $42,961.02
----------------------------------------------------------------------------
U.S.A       Closed-end bond fund            14              $4,453.65
----------------------------------------------------------------------------
Total                                      104            $169,395.12
----------------------------------------------------------------------------


(3) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Investment Management Company during the six months before the filing of this report.

IV. OUTLINE OF THE FINANCIAL STATUS OF
    THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

To:  Director-General of Kanto Local Finance Bureau

                                                   Filing Date: June 30, 2003

Name of the Registrant Trust:               PUTNAM U.S. GOVERNMENT
                                            INCOME TRUST

Name and Official Title of                  Charles E. Porter
Representative of Trustees:                 Executive Vice President, Treasurer


Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Attorney-in-fact:         Akihiro Wani
                                            Attorney-at-Law
                                            Signature [Akihiro Wani]
                                            ------------------------
                                                    (Seal)

Address or  Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka a2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                    Akihiro Wani
                                            Attorney-at-Law

Place of Liaison Contact:                   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Phone Number:                               03-3224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 149 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY118.30 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 30, 2003.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 4 including front and back pages.)

I. Reason For Filing This Amendment to Securities Registration
Statement:

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on March 31, 2003 (as amended by the Amendments to the Securities Registration Statement dated April 16, 2003) due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 4 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

      Before amendment                          After amendment

  [Original SRS]                      [Aforementioned Semi-annual Report]

I.DESCRIPTION OF THE FUND                   I.  STATUS OF INVESTMENT
5. Status of Investment Portfolio               PORTFOLIO OF THE FUND

(A) Diversification of Investment Portfolio (1) Diversification of Investment
                                                Portfolio
                                                (the aforementioned Semi-annual
                                                Report, page 1)

(B) Results of Past Operations              (2) Results of Past Operations

(1) Record of Changes in Net Assets         a.  Record of Changes in Net Assets
    (Class M Shares)                            (Class M Shares) (Ditto,
                                                page 1)

(Regarding the amounts as at the end            (Regarding the amounts as
of each month during one-year                   at the end of each month
period from, and including, the                 during one-year
latest relevant date appertaining               period from, and including,
to the filing date of the Original              the latest relevant date
SRS)                                            appertaining to the filing
                                                date of the afore-mentioned
                                                Semi-annual Report)

(2) Record of Distributions Paid            b.  Record of Distributions
    (Class M Share)                             Paid (Class M Shares)
                                                (Ditto, page 1)

(Regarding the dividends paid at                (Regarding the dividends
the end of each month up to the                 paid at the end of each
latest relevant date of the                     month up to the latest
Original SRS)                                   relevant date of the filing
                                                date of the aforementioned
                                                Semi-annual Report)

(3) Record of Rate of Return (Class M       c.  Record of Rate of Return
    Shares)                                     (Class M Shares) (Ditto,
                                                page 2)
                                                (Added to the Original SRS)

(C) Record of Sales and Repurchases         (3) Record of Sales and Repurchases
    (Class M Shares)                            (Class M Shares) (Ditto,
                                                page 2)
                                                (Added to the Original SRS)

II. FINANCIAL CONDITIONS OF THE FUND        II  OUTLINE OF THE FINANCIAL STATUS
                                                OF THE FUND (Ditto, page 3)
                                                (Added to the Original SRS)

Part III. SPECIAL INFORMATION (page 5 of the Original SRS)

II. OUTLINE OF THE INVESTMENT              III. OUTLINE OF THE INVESTMENT
    MANAGEMENT COMPANY                          MANAGEMENT COMPANY

1. Outline of the Investment Management     (1) Amount of Capital (Ditto,
   Company (Regarding the amount of capital)    page 21)

2. Summary of Business Lines and            (2) Summary of Business Lines
   Business Operation                           and Business Operation (Ditto,
                                                page 21)

3. Financial Conditions of the Investment   IV. OUTLINE OF THE FINANCIAL
   Management Company                           STATUS OF THE INVESTMENT
                                                MANAGEMENT COMPANY (Ditto,
                                                from page 22 to page 42)

                                                (Added to the Original SRS)

5. Miscellaneous                           III. OUTLINE OF THE INVESTMENT
                                                MANAGEMENT COMPANY

(5) Litigation, etc.                        (3) Miscellaneous (Ditto, page 21)